CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (242,086)	$ (21,352)	$ (344,006)	$ (67,974)	$ (142,679)	$ (156,309)	$ (88,760)
Other comprehensive income (loss), net of tax:
Total other comprehensive income (loss)	0	0	0	0	0	0	0
Comprehensive income (loss)	(242,086)	(21,352)	(344,006)	(67,974)	(142,679)	(156,309)	(88,760)
Less: Comprehensive (income) loss attributable to noncontrolling interest in consolidated entities	120	(14)	168	12	112	30	110
Less: Comprehensive (income) loss attributable to redeemable noncontrolling interests in operating partnership	37,350	5,084	55,021	13,663	28,932	29,313	21,642
Comprehensive income (loss) attributable to the Company	$ (204,616)	$ (16,282)	$ (288,817)	$ (54,299)	$ (113,635)	$ (126,966)	$ (67,008)